Call Money and Funds Purchased [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Summary of Funds Transactions [Table Text Block]

	2014	2015
	(in millions, except percentages and days)
Outstanding at end of fiscal year:
Amount	¥3,417,455	¥3,668,986
Principal range of maturities	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.18%	0.17%